Finance Income (Details) - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Finance Income [Abstract]
Bank interest income	£ 3,563	£ 73
Finance income	£ 3,563	£ 73